CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	4,250,579	4,126,776	4,126,776
Preferred stock, shares outstanding	4,250,579	4,126,776	4,126,776
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	1,372,757,161	1,211,495,162	770,883,602
Common stock, shares outstanding	1,372,757,161	1,211,495,162	770,883,602
Common stock to be issued, shares	5,204,352	5,204,352	5,204,352	5,204,352